PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation of right-of-use assets	€ 32,851	€ 26,786	€ 19,589
Interest expense on lease liabilities	5,032	3,356	€ 1,450
Contractual commitments for acquisition of property, plant and equipment	€ 275,178	€ 397,473